Related party transactions	11 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions
Related party transactions

On December 24, 2019, the Group completed a private placement with Mr. Robert W. Duggan, who subscribed for an aggregate of 166,157,050 ordinary shares, par value £0.01 per share, and warrants to purchase an aggregate of 24,923,555 ordinary shares at a subscription price of £0.221 for a Subscription Share plus a Subscription Warrant, pursuant to a securities purchase agreement he entered into with us. The exercise price of the Subscription Warrants is £0.243 per ordinary share. The Subscription Warrants are exercisable any time in the period commencing on June 24, 2020, and ending on December 24, 2029.

On December 6, 2019, we entered into a deed of termination of the relationship agreement with Mr. Duggan and Cairn Financial Advisers LLP, a limited liability partnership incorporated in England and Wales with the Registrar of Companies of England and Wales, as our nominated adviser. The relationship agreement regulated the company’s relationship with Mr. Duggan and limited Mr. Duggan’s influence over the company’s corporate actions and activities and the outcome of general matters pertaining to the company. The deed of termination became effective on February 24, 2020, upon the cancellation of the admission of the ordinary shares on AIM.

Dr. Elaine Stracker, a non-executive director appointed on December 24, 2019, is also the General Counsel and Senior Vice President for Corporate Development for Maky Zanganeh and Associates, Inc. (“MZA”). The Group has a consultancy agreement with MZA to provide support into clinical operation activities related to the ongoing global Phase 3 clinical trials of ridinilazole for the treatment of CDI, regulatory activities pertaining to a potential new drug application should the Phase 3 trials be successful and strategic planning support more generally for the ridinilazole program. The fees for such services under this consultancy agreement are $75,000 per month. In addition to such monthly fee, MZA were granted warrants over 16,793,660 Ordinary Shares with an exercise price of £0.221 each and which vest on a quarterly basis over three years from the date of grant, subject to MZA’s provision of consultancy services to the Group during such period. During the period from appointment £16,000 of consultancy fees (year ended January 31, 2019: nil) were incurred by the Group and a warrant
29. Related party transactions (continued)

expense of £15,000 was recognized (year ended January 31, 2019: nil). Of the amounts in respect of the consulting services £5,000 was outstanding at the end of the period (year ended January 31, 2019: nil). As of April 13, 2020, Dr. Stracker was appointed as the Interim Chief Operating Officer and an Executive Director.

On February 7, 2020, MZA, Dr. Zanganeh, Dr. Stracker and the company entered into an assignment and assumption agreement (the “Assignment and Assumption Agreement”). Pursuant to the Assignment and Assumption Agreement, MZA assigned a portion of the Consultant Warrant to each of Dr. Zanganeh and Dr. Stracker. Dr. Zanganeh assumed a warrant to acquire 14,694,453 ordinary shares and Dr. Stracker assumed a warrant to acquire 2,099,207 ordinary shares. Each of them has the right to exercise their respective portion of the Consultant Warrant in accordance with the terms and conditions of the MZA Warrant Agreement.

See Note 7 ‘Directors and employees’ for details of key management emoluments.